SCHEDULE OF WARRANTS ACTIVITY (Details)	6 Months Ended
Mar. 31, 2022 USD ($) $ / shares shares
Equity [Abstract]
Number of Warrants, Outstanding, Beginning	101,200
Weighted Average Exercise Price, Outstanding, Beginning | $ / shares	$ 5.00
Weighted Average Remaining Contractual Term, Outstanding, Beginning	4.75
Fair Value, Outstanding, Beginning | $
Number of Warrants, Granted
Weighted Average Exercise Price, Granted | $ / shares
Fair Value, Granted | $
Number of Warrants, Forfeited
Weighted Average Exercise Price, Forfeited | $ / shares
Fair Value, Forfeited | $
Number of Warrants, Exercised	50,600
Weighted Average Exercise Price, Exercised | $ / shares	$ 5.00
Fair Value, Exercised | $
Number of Warrants, Outstanding, Ending	50,600
Weighted Average Exercise Price, Outstanding, Ending | $ / shares	$ 5.00
Weighted Average Remaining Contractual Term, Outstanding, Ending	3.75
Fair Value, Outstanding, Ending | $
Number of Warrants, Exercisable	50,600
Weighted Average Exercise Price, Exercisable | $ / shares	$ 5.00
Weighted Average Remaining Contractual Term, Exercisable	3.75
Fair Value, Exercisable | $